Capital Stock (Restricted Share Units Activity Before Dec 8, 2016) (Details) - Restricted Share Units (RSUs) - $ / shares		8 Months Ended	12 Months Ended
	Dec. 08, 2016	Dec. 07, 2016	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding (in shares)	1,230,564	1,647,432	1,662,028
Granted (in shares)		1,537,632	1,461,521
Vested (in shares)		(1,789,908)	(1,438,207)
Forfeited (in shares)		(164,592)	(37,910)
Reclassification of common shares to newly issued Class A voting shares and Class B non-voting shares (in shares)	(1,230,564)
Outstanding (in shares)	0	1,230,564	1,647,432
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, Weighted Average Grant Date Fair Value (in usd per share)	$ 28.18	$ 31.74	$ 28.10
Granted, Weighted Average Grant Date Fair Value (in usd per share)		20.89	32.36
Vested, Weighted Average Grant Date Fair Value (in usd per share)		25.01	28.22
Forfeited, Weighted Average Grant Date Fair Value (in usd per share)		30.18	30.36
Outstanding, Weighted Average Grant Date Fair Value (in usd per share)		$ 28.18	$ 31.74